CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2020	€ 19,796	€ 4,836	€ 88,748	€ (75,463)	€ 1,675	€ (155)	€ 19,641
Loss for the period	(11,509)			(11,509)		(124)	(11,633)
Foreign currency translations	(228)				(228)		(228)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	23,403	2,191	21,212				23,403
Equity-settled share-based payment	261		261				261
Balance at the end at Sep. 30, 2021	31,723	7,027	110,221	(86,972)	1,447	(279)	31,444
Balance at the beginning at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period							(10,586)
Balance at the end at Dec. 31, 2021	32,717	7,027	110,264	(85,974)	1,400	(230)	32,487
Loss for the period	(11,170)			(11,170)		(84)	(11,254)
Foreign currency translations	(572)				(572)		(572)
Reclassification to profit or loss on deconsolidation of subsidiary	(1,475)				(1,475)		(1,475)
Equity-settled share-based payment	49		49				49
Change of non-controlling interests due to capital increase	(668)		(668)			668
Balance at the end at Sep. 30, 2022	€ 18,881	€ 7,027	€ 109,645	€ (97,144)	€ (647)	€ 354	€ 19,235